Components of Share-based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	$ 11	$ 6	$ 28	$ 19	$ 16
Share-based compensation expense-indirect	0	2	5	6	6
Share-based compensation expense-total	11	8	33	25	22
Tax benefit for share-based compensation expense			(10)	(6)	(7)
Share-based compensation expense, net of tax			23	19	15
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	2	0	13	8	7
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	1	0	12	10	8
Pfizer Stock Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	8	6
TSRU/PSA expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct			$ 3	$ 1	$ 1